Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Statement Of Financial Position
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	75,000,000	75,000,000
Common Stock, shares issued	76,333,334	156,000,000	8,000,000
Common Stock, shares outstanding	76,333,334	156,000,000	8,000,000